Remuneration and other benefits paid to the Bank’s directors and senior managers - Senior Managers Remuneration - Multiannual (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) numberOfPerson person shares € / shares	Dec. 31, 2020 EUR (€) person numberOfPerson shares	Dec. 31, 2019 numberOfPerson shares	Dec. 31, 2018 shares
Remuneration of key personnel
Number of Santander shares | shares	17,340,641,302	17,340,641,302	16,618,114,582	16,236,573,942
Number of employees | numberOfPerson	197,070	191,189	196,419
Maximum
Remuneration of key personnel
Ratio of variable to fixed pay components	200.00%
Employees deemed essential to the growth and digital transformation of the Group | Maximum
Remuneration of key personnel
Number of persons included in the plan | numberOfPerson	250
Current senior managers
Remuneration of key personnel
Key management personnel compensation	€ 1,700
Number of Santander shares | shares	316,574
Number of share options | shares	944,445
Fair value of options at grant date (in EUR per share) | € / shares	€ 0.90
Ratio of variable to fixed pay components	125.00%
Number of employees | numberOfPerson	15	18
Retired senior managers
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	€ 55	€ 133
Salaries and other remuneration related to retirement	5,294	5,984
Deferred variable compensation plan linked to multiannual objectives | Mr. Sergio Rial
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	791
Variable compensation subject to Long-term objectives, in shares	791
Total	€ 1,582	€ 1,311
Deferred variable compensation plan linked to multiannual objectives | Current senior managers
Remuneration of key personnel
Number of employees | person	15	18
Variable compensation subject to Long-term objectives, in cash	€ 3,830	€ 2,594
Variable compensation subject to Long-term objectives, in shares	3,830	2,594
Total	€ 7,660	€ 5,188